ACQUISITION - INFINITY RESOURCES, INC.	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Acquisition - Infinity Resources Inc.
NOTE 3 - ACQUISITION - INFINITY RESOURCES, INC.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”), which resulted in a Reverse Takeover, with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), on a pro rata basis based upon their respective beneficial ownership interest in Infinity Resources, Inc., as consideration for all of the issued and outstanding shares of common stock of Infinity held by all the stockholders of Infinity. (Refer Note 7)

As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company, and the stockholders of Infinity immediately prior to the consummation of the Share Exchange Agreement now hold approximately 99.6% of the shares of common stock of the Company.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”), which resulted in a Reverse Takeover, with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), on a pro rata basis based upon their respective beneficial ownership interest in Infinity Resources, Inc., as consideration for all of the issued and outstanding shares of common stock of Infinity held by all the stockholders of Infinity. (Refer Note 7)

As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company, and the stockholders of Infinity immediately prior to the consummation of the Share Exchange Agreement now hold approximately 99.6% of the shares of common stock of the Company.